Share capital, stock options and other stock-based plans - Share units (Details) - Share units - $ / shares	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Number of Units
Outstanding, beginning of period (in shares)	713,061	524,322
Granted (in shares)	0	0
Exercised (in shares)	(20,521)	(43,798)
Forfeited/expired (in shares)	(134,706)	(73,069)
Outstanding, end of period (in shares)	557,834	407,455
Units outstanding and exercisable, end of period (in shares)	491	1,189
Weighted average grant date fair value (CDN $)
Outstanding, beginning of period (in Canadian dollars per share)	$ 11.75	$ 11.75
Granted (in Canadian dollars per share)	0	0
Exercised (in Canadian dollars per share)	17.80	19.76
Forfeited/expired (in Canadian dollars per share)	8.55	12.77
Outstanding, end of period (in Canadian dollars per share)	5.20	10.67
Units outstanding and exercisable, end of period (in Canadian dollars per share)	$ 31.07	$ 26.82